Other Income-Net	12 Months Ended
Dec. 31, 2012
Other Income-Net [Abstract]
Other Income-Net

10.Other Income—Net

Other income—net from continuing operations comprises the following (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Market value gains related to deferred
compensation trusts	$3,499	$799	$2,210
Loss on disposal of property and equipment	(347)	(441)	(425)
Interest income	809	426	444
Other - net	162	(67)	39
Total other income	$4,123	$717	$2,268

            The offset for market value gains or losses of the deferred compensation trust are recorded in selling, general and administrative expenses.